Document and Entity Information	12 Months Ended
Mar. 31, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Jan. 31, 2012
Registrant Name	FIDELITY DEVONSHIRE TRUST
Central Index Key	0000035341
Amendment Flag	false
Document Creation Date	Sep. 19, 2012
Document Effective Date	Sep. 19, 2012
Prospectus Date	Mar. 31, 2012